October 7, 2013

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	AXA Premier VIP Trust (the “Trust”)
File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

On behalf of Trust, attached herewith for filing under the Securities Act of 1933, as amended, and Rule 497(j) promulgated thereunder and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s final Prospectus, dated October 7, 2013 relating to:

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CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Real Assets Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, CharterSM Alternative 100 Growth Portfolio

The Trust hereby certifies that the form of Prospectus for the Portfolios listed above used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of Prospectus contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 45 on October 2, 2013.

If you have any questions regarding this certification, please contact the undersigned at 212/314-2707.

Sincerely

AXA Premier VIP Trust

/s/ Gariel Nahoum

Gariel Nahoum

Vice President and Assistant Secretary

cc: K&L Gates LLP